Segment Reporting (Details) - Disaggregation of revenue by channel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 15,374	$ 12,117
Mass retail [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,070	6,879
Distributors [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,835	4,036
Specialty, health and other retail [Member]
Disaggregation of Revenue [Line Items]
Revenue	945	689
E-commerce [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 524	$ 513